Summary Prospectus, Prospectus and Statement of Additional Information Supplement Supplement dated June 16, 2017
One Choice® In Retirement Portfolio ■ One Choice® 2020 Portfolio ■ One Choice® 2025 Portfolio
One Choice® 2030 Portfolio ■ One Choice® 2035 Portfolio ■ One Choice® 2040 Portfolio
One Choice® 2045 Portfolio ■ One Choice® 2050 Portfolio ■ One Choice® 2055 Portfolio
One Choice® 2060 Portfolio ■ One Choice® In Retirement Portfolio R6 ■ One Choice® 2020 Portfolio R6
One Choice® 2025 Portfolio R6 ■ One Choice® 2030 Portfolio R6 ■ One Choice® 2035 Portfolio R6
One Choice® 2040 Portfolio R6 ■ One Choice® 2045 Portfolio R6 ■ One Choice® 2050 Portfolio R6
One Choice® 2055 Portfolio R6 ■ One Choice® 2060 Portfolio R6 ■ One Choice® Portfolio: Very Conservative One Choice® Portfolio: Conservative ■ One Choice® Portfolio: Moderate
One Choice® Portfolio: Aggressive ■ One Choice® Portfolio: Very Aggressive
(Summary Prospectuses, Prospectuses and Statement of Additional Information dated December 1, 2016)
Global Allocation Fund
(Summary Prospectus, Prospectus and Statement of Additional Information dated April 1, 2017)
Multi-Asset Income Fund ■ Strategic Allocation: Conservative Fund ■ Strategic Allocation: Moderate Fund ■ Strategic Allocation: Aggressive Fund
(Summary Prospectuses, Prospectuses and Statement of Additional Information dated April 10, 2017)

Effective June 30, 2017, Richard Weiss is promoted to Chief Investment Officer — Multi-Asset Strategies. In addition, Scott Wittman has announced his plans to leave American Century Investments. As a result, he will no longer manage the funds listed above as of June 30, 2017.

©2017 American Century Proprietary Holdings, Inc. All rights reserved.
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